Offerings - Offering: 1	Aug. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (1)
Amount Registered	45,000,000
Proposed Maximum Offering Price per Unit	0.48
Maximum Aggregate Offering Price	$ 21,600,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,982.96
Offering Note
Offering Note

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the registrant's common stock that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the registrant's outstanding shares of common stock.

Represents 45,000,000 shares of common stock reserved for issuance under the Jushi Holdings Inc. 2019 Equity Incentive Plan.

Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of computing the registration fee on the basis of the average of the high and low prices of the registrant's common stock on OTCQX on August 24, 2026.